Long-Term Debt - Maturities of Long-term Debt Outstanding (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
2022	$ 4,834
2023	3,847
2024	5,768
2025	5,804
2026	4,200
Thereafter	7,672
Total	32,125	$ 41,297
Parent Company [Member]
Debt Instrument [Line Items]
2022	2,311
2023
2024	5,740
2025	2,240
2026	2,685
Thereafter	5,926
Total	$ 18,902	$ 20,924